Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000003881 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000003881 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000003881 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000003881 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000003881 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000003881 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000003881 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000003881 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000003881 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000003881 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000003881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000003881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[1]
C000003881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000003881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000003881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[1]
C000003881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[1]
C000003881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000003881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[1]
C000003881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[1]
C000003881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000003881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000132937 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000132937 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000132937 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000132937 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000132937 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000132937 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000132937 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000132937 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000132937 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000132937 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000132937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000132937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[2]
C000132937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000132937 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000132937 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[2]
C000132937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[2]
C000132937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000132937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[2]
C000132937 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[2]
C000132937 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000132937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000156527 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000156527 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000156527 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000156527 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000156527 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000156527 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000156527 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000156527 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000156527 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000156527 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000156527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000156527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[3]
C000156527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000156527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000156527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[3]
C000156527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[3]
C000156527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000156527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[3]
C000156527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[3]
C000156527 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000156527 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000132936 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000132936 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000132936 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000132936 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000132936 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000132936 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000132936 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000132936 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000132936 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000132936 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000132936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4]
C000132936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[4]
C000132936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000132936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000132936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[4]
C000132936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[4]
C000132936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000132936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[4]
C000132936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[4]
C000132936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000132936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000003882 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000003882 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000003882 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000003882 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000003882 [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000003882 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000003882 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000003882 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000003882 [Member] | Align Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000003882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000003882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[5]
C000003882 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000003882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[5]
C000003882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000003882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000003882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[5]
C000003882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[5]
C000003882 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000132941 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000132941 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000132941 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000132941 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000132941 [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000132941 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000132941 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000132941 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132941 [Member] | Align Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000132941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6]
C000132941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[6]
C000132941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000132941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[6]
C000132941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[6]
C000132941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000132941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[6]
C000132941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[6]
C000132941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000132940 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000132940 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000132940 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000132940 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000132940 [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000132940 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000132940 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000132940 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000132940 [Member] | Align Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000132940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000132940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[7]
C000132940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000132940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
C000132940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[7]
C000132940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000132940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[7]
C000132940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[7]
C000132940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000156528 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000156528 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000156528 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000156528 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000156528 [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000156528 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000156528 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000156528 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000156528 [Member] | Align Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000156528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000156528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[8]
C000156528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000156528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[8]
C000156528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[8]
C000156528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000156528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[8]
C000156528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[8]
C000156528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000132939 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000132939 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000132939 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000132939 [Member] | Euronet Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000132939 [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000132939 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000132939 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000132939 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000132939 [Member] | Align Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000132939 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000132939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[9]
C000132939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000132939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[9]
C000132939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[9]
C000132939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000132939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[9]
C000132939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[9]
C000132939 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000003883 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000003883 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000003883 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000003883 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000003883 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000003883 [Member] | Penguin Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000003883 [Member] | Brookfield Renewable Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000003883 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000003883 [Member] | Honest Co Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000003883 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000003883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[10]
C000003883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[10]
C000003883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[10]
C000003883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000003883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000003883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000003883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[10]
C000003883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[10]
C000003883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[10]
C000003883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[10]
C000003883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[10]
C000132943 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000132943 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000132943 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000132943 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000132943 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000132943 [Member] | Penguin Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000132943 [Member] | Brookfield Renewable Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000132943 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000132943 [Member] | Honest Co Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000132943 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000132943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[11]
C000132943 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[11]
C000132943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[11]
C000132943 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000132943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000132943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000132943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000132943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[11]
C000132943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[11]
C000132943 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[11]
C000132943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[11]
C000156529 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000156529 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000156529 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000156529 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000156529 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000156529 [Member] | Penguin Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000156529 [Member] | Brookfield Renewable Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000156529 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000156529 [Member] | Honest Co Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000156529 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000156529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[12]
C000156529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[12]
C000156529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[12]
C000156529 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000156529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000156529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000156529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[12]
C000156529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[12]
C000156529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[12]
C000156529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[12]
C000156529 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000132942 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000132942 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000132942 [Member] | Cameco Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000132942 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000132942 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000132942 [Member] | Penguin Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000132942 [Member] | Brookfield Renewable Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000132942 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000132942 [Member] | Honest Co Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000132942 [Member] | Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000132942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[13]
C000132942 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[13]
C000132942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[13]
C000132942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000132942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000132942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[13]
C000132942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[13]
C000132942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[13]
C000132942 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[13]
C000132942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[13]
C000132942 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[13]
C000132293 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000132293 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[14]
C000132293 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000132293 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000132293 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000132293 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000132293 [Member] | Alight Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000132293 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[14]
C000132293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000132293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[14]
C000132293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000132293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[14]
C000132293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[14]
C000132293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000132293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[14]
C000132293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[14]
C000132293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[14]
C000132293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000132296 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000132296 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000132296 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000132296 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000132296 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000132296 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000132296 [Member] | Alight Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000132296 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000132296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[15]
C000132296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[15]
C000132296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000132296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[15]
C000132296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[15]
C000132296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000132296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[15]
C000132296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[15]
C000132296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[15]
C000132296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000132295 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[16]
C000132295 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000132295 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000132295 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000132295 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
C000132295 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
C000132295 [Member] | Alight Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000132295 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000132295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16]
C000132295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[16]
C000132295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
C000132295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[16]
C000132295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[16]
C000132295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[16]
C000132295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[16]
C000132295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[16]
C000132295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000132295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000156530 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000156530 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000156530 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000156530 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000156530 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000156530 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000156530 [Member] | Alight Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000156530 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000156530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[17]
C000156530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[17]
C000156530 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000156530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[17]
C000156530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[17]
C000156530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000156530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[17]
C000156530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[17]
C000156530 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000156530 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000132294 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18]
C000132294 [Member] | Cargurus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000132294 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000132294 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000132294 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000132294 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000132294 [Member] | Alight Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18]
C000132294 [Member] | Sprout Social Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000132294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[18]
C000132294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[18]
C000132294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000132294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[18]
C000132294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[18]
C000132294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18]
C000132294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[18]
C000132294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[18]
C000132294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[18]
C000132294 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]

[1]	Figures are reported as a percentage of net assets.
[2]	Figures are reported as a percentage of net assets.
[3]	Figures are reported as a percentage of net assets.
[4]	Figures are reported as a percentage of net assets.
[5]	Figures are reported as a percentage of net assets.
[6]	Figures are reported as a percentage of net assets.
[7]	Figures are reported as a percentage of net assets.
[8]	Figures are reported as a percentage of net assets.
[9]	Figures are reported as a percentage of net assets.
[10]	Figures are reported as a percentage of net assets.
[11]	Figures are reported as a percentage of net assets.
[12]	Figures are reported as a percentage of net assets.
[13]	Figures are reported as a percentage of net assets.
[14]	Figures are reported as a percentage of net assets.
[15]	Figures are reported as a percentage of net assets.
[16]	Figures are reported as a percentage of net assets.
[17]	Figures are reported as a percentage of net assets.
[18]	Figures are reported as a percentage of net assets.